SUPPLEMENT DATED APRIL 2, 2008 TO THE PROSPECTUS
                              DATED MARCH 31, 2008

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).


FOR THE JNL/CREDIT SUISSE LONG/SHORT FUND, PLEASE REMOVE ALL REFERENCES TO ERIC LENG.




This Supplement is dated April 2, 2008.

(To be used with VC3656 03/08,  VC4224  03/08,  FVC4224FT  03/08,  VC5526 03/08,
VC5869 03/08,  VC5890 03/08,  VC5995 03/08,  VC3723 03/08,  VC3723 03/08, VC5825
03/08,  VC5884 03/8, VC5885 03/08,  NV3174CE 03/08,  NV4224 03/08, NV5526 03/08,
NV5869 03/08, NV5890 03/08, NV3784 03/08, HR105 03/08 and VC2440 03/08.)

                                                                   CMX0930 04/08

                         SUPPLEMENT DATED APRIL 2, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED MARCH 31, 2008

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).


FOR THE JNL/CREDIT SUISSE LONG/SHORT FUND, PLEASE REMOVE ALL REFERENCES TO ERIC LENG.




This Supplement is dated April 2, 2008.

(To be used with V3180 12/07.)

                                                                   CMX0931 04/08